Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties

The following represents the activity associated with loans to related parties during the year ended December 31, 2019:

(In thousands)
Balance at the beginning of the year	$10,512
Originations and Officer additions	1,685
Principal payments and Officer removals	(3,425)
Balance at the end of the year	$8,772